CONSOLIDATED STATEMENTS OF INCOME AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 07, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF INCOME AND OTHER COMPREHENSIVE INCOME
Revenue	$ 4,625	$ 94,973	$ 54,067	$ 41,693
Cost of goods sold	(1,254)	(36,764)	(17,456)	(13,018)
Gross profit	3,371	58,209	36,611	28,675
Selling expenses	(9,011)	(33,668)	(12,722)	(8,247)
Administrative expenses	(709)	(47,495)	(20,102)	(26,609)
Research and development expenses	(1,676)	(22,141)	(9,632)	(4,845)
Other operating income	310	443	475	363
Operating loss	(7,715)	(44,652)	(5,370)	(10,663)
Interest expense	(27)	(2,048)	(6,631)	(6,592)
Foreign exchange gain / (loss)	242	1,874	5,455	18
Other financial income / (expense)		(1,719)	(713)	(1,293)
Loss before tax	(7,500)	(46,545)	(7,259)	(18,530)
Income tax	(332)	8,206	479	652
Net loss for the period (Attributable to shareholders of the Parent)	(7,832)	(38,339)	(6,780)	(17,878)
Items that may be reclassified to profit or loss:
Exchange differences from translation of foreign operations	(408)	(37,659)	36,761	2,599
Other comprehensive income/(loss) for the, period, net of tax	(408)	(37,659)	36,761	2,599
Total comprehensive loss for the period, net of tax	(8,240)	(75,998)	29,981	(15,279)
Total comprehensive loss for the period (Attributable to shareholder of the Parent)	$ (8,240)	$ (75,998)	$ 29,981	$ (15,279)
Basic loss per share	$ (45.80)	$ (0.43)	$ (1.10)	$ (1.99)
Diluted loss per share	$ (45.80)	$ (0.43)	$ (1.10)	$ (1.99)